Mutual Funds Depositary Function	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Mutual Funds Depositary Function
44.	MUTUAL FUNDS DEPOSITARY FUNCTION

As of December 31, 2018 Banco Macro SA, in its capacity as depositary company, holds in custody the shares in mutual funds subscribed by third parties and assets from the following mutual funds:

Fund	Number of shares	Equity
Pionero Pesos	1,447,569,372	6,857,392
Pionero Renta Ahorro	679,237,270	5,962,020
Pionero F F	70,582,326	506,973
Pionero Renta	5,832,945	110,029
Pionero Acciones	12,464,227	284,843
Pionero Renta Plus	8,103,317	177,486
Pionero Empresas FCI Abierto PYMES	206,274,022	641,616
Pionero Pesos Plus	92,640,428	262,096
Pionero Renta Ahorro Plus	311,647,574	645,952
Pionero Renta Mixta I	27,058,866	47,610
Pionero Renta Mixta II	5,275	10
Pionero Renta Estratégico	422,791,472	519,032
Pionero Renta Capital	50,000	50
Pionero Argentina Bicentenario	50,000	50
Pionero Ahorro Dólares	127,000,808	4,965,715
Pionero Renta Global	50,000	1,890
Pionero Renta Fija Dólares	10,693,684	342,257
Argenfunds Renta Pesos	390,039,169	1,112,198
Argenfunds Renta Argentina	31,303,874	122,005
Argenfunds Ahorro Pesos	285,663,973	1,356,155
Argenfunds Renta Privada FCI	129,917,683	732,832
Argenfunds Abierto Pymes	155,767,333	161,281
Argenfunds Renta Total	974,439,315	2,050,167
Argenfunds Renta Flexible	503,464,296	896,682
Argenfunds Renta Dinámica	228,078,430	388,144
Argenfunds Renta Mixta	9,383	8
Argenfunds Renta Global	94,349,770	164,718
Argenfunds Renta Capital	5,307,151	201,447
Argenfunds Renta Balanceada	190,600,849	331,047
Argenfunds Renta Crecimiento	516,144	18,853